Supplementary Financial Statement Information - Schedule of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenues [Line Items]
Revenues	$ 168	$ 306	$ 26
Wave energy projects [Member]
Schedule of Revenues [Line Items]
Revenues	168
Feasibility studies [Member]
Schedule of Revenues [Line Items]
Revenues		$ 306	$ 26